UNAUDITED CONDENSED STATEMENT OF CASH FLOWS - USD ($)	1 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net loss		$ (19,318,000)	$ (17,724,000)	$ (37,109,000)	$ (30,261,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization		173,000	121,000	295,000	59,000
Amortization of debt discount		4,000	3,000	8,000	2,000
Non-employee warrant expense		399,000	182,000	481,000	648,000
Provision for warranty expense		170,000		3,370,000	0
Loss on extinguishment of debt			164,000	164,000	303,000
Non-cash lease expense		218,000	218,000	461,000	194,000
Stock-based compensation related to acquisition		402,000	298,000	707,000	0
Non-cash compensation expense related to acquisition			2,593,000	3,353,000	0
Stock-based compensation		453,000	604,000	1,052,000	7,012,000
Non-cash interest expense			118,000	100,000	59,000
Provision for excess and obsolete inventory		115,000		778,000	0
Provision for doubtful accounts		(27,000)		512,000	0
Increase (Decrease) in Operating Capital [Abstract]
Prepaid expenses				1,014,000	(1,988,000)
Accounts payable		2,436,000	(1,351,000)	(72,000)	999,000
Accrued expenses				(3,209,000)	6,636,000
Accounts receivable		(6,215,000)	(9,697,000)	(13,526,000)	(4,218,000)
Inventory		(4,294,000)	(6,228,000)	(11,090,000)	(4,544,000)
Deferred cost of revenue		(4,185,000)	(1,310,000)	(8,584,000)	(5,485,000)
Prepaid expenses and other assets		(7,826,000)	(5,667,000)
Accrued expenses and other liabilities		(2,114,000)	999,000
Deferred revenue		21,158,000	11,509,000	32,841,000	8,868,000
Lease liabilities		(233,000)	(597,000)	(36,000)	(147,000)
Net cash used in operating activities		(18,684,000)	(25,765,000)	(28,490,000)	(21,863,000)
Cash Flows from Investing Activities
Zenith acquisition, net of cash acquired			(2,382,000)	(2,382,000)	0
Purchase of property and equipment		(340,000)	(158,000)	(298,000)	(771,000)
Cost method investment				0	(50,000)
Net cash used in investing activities		(340,000)	(2,540,000)	(2,680,000)	(821,000)
Net Cash Provided by (Used in) Financing Activities [Abstract]
Proceeds from revolving line of credit			7,179,000	7,179,000	5,172,000
Payments on revolving line of credit			(11,981,000)	(11,981,000)	(370,000)
Proceeds from term loan		(834,000)		0	4,949,000
Payments on term loan				(139,000)	0
Payments on note payable related to acquisition				(4,327,000)	0
Proceeds from warrant exercises		5,000		0	51,000
Proceeds from convertible notes			50,000	50,000	9,010,000
Convertible preferred stock issued, net of expenses		34,793,000	57,439,000	57,439,000	22,166,000
Net cash provided by financing activities		33,964,000	52,687,000	48,221,000	40,978,000
Effect of exchange rate changes on cash and cash equivalents		(24,000)	77,000	143,000	0
Net increase in cash and cash equivalents		14,916,000	24,459,000	17,194,000	18,294,000
Cash and cash equivalents – beginning of period		38,618,000	21,424,000	21,424,000	3,130,000
Cash and cash equivalents – end of period	$ 38,618,000	53,534,000	45,883,000	38,618,000	21,424,000
Supplemental disclosure of cash flow information
Interest paid		137,000	204,000	459,000	140,000
Cash paid for taxes		65,000	26,000	83,000	0
Schedule of non-cash investing and financing activities
Accrued property and equipment at period end		278,000	14,000	32,000	19,000
Conversion of convertible debt to preferred stock			7,787,000	7,787,000	2,833,000
Common stock issued as consideration for acquisition			$ 813,000	813,000	0
Recognition of ROU asset and lease liability				0	$ 1,574,000
Fifth Wall Acquisition Corp [Member]
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net loss	(6,519)	(3,266,527)
Adjustments to reconcile net loss to net cash used in operating activities:
Income from investments held in Trust Account		(16,945)
General and administrative expenses paid by Sponsor in exchange for issuance of Class B common stock	5,000
Increase (Decrease) in Operating Capital [Abstract]
Prepaid expenses		(1,352,970)
Accounts payable		299,005
Due to related party		15,080
Accrued expenses	1,344	2,021,968
Franchise tax payable	175	97,584
Net cash used in operating activities	0	(2,202,805)
Cash Flows from Investing Activities
Cash deposited in Trust Account		(345,000,000)
Net cash used in investing activities		(345,000,000)
Net Cash Provided by (Used in) Financing Activities [Abstract]
Repayment of note payable to related party		117,517
Proceeds from note payable to related parties		(117,517)
Proceeds received from initial public offering, gross		345,000,000
Proceeds received from private placement		10,475,000
Offering costs paid		(7,617,040)
Net cash provided by financing activities		347,857,960
Net increase in cash and cash equivalents	0	655,155
Cash and cash equivalents – beginning of period	0	0
Cash and cash equivalents – end of period	0	655,155		$ 0
Cash Flow, Noncash Investing and Financing Activities Disclosure [Abstract]
Deferred offering costs included in accrued expenses	95,945	549
Deferred underwriting commissions in connection with the initial public offering		12,075,000
Initial value of Class A common stock subject to possible redemption		330,668,410
Change in initial value of Class A common stock subject to possible redemption		$ (3,288,040)
Deferred offering costs paid in exchange for issuance of class B common stock to sponsor	20,000
Deferred offering costs included in accounts payable	$ 38,045